Stock Award Plans - Nonvested Stock Options (Details) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Weighted Average Grant Date Fair Value
Unrecognized compensation cost for stock options, net of forfeitures	$ 0
Non-Vested Options
Options Outstanding
Outstanding at beginning of period (in shares)	0	69,287	145,795
Vested (in shares)	0	(62,227)	(61,018)
Forfeited (in shares)	0	(7,060)	(15,490)
Outstanding at end of period (in shares)	0	0	69,287
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 0.00	$ 3.85	$ 3.87
Vested (in dollars per share)	0.00	3.91	3.88
Forfeited (in dollars per share)	0.00	3.89	3.90
Outstanding at end of period (in dollars per share)	$ 0.00	$ 0.00	$ 3.85